Goodwill and Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 19,387	$ 21,060
Accumulated Amortization	(10,547)	(8,794)
Tradenames
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,008	10,950
Accumulated Amortization	(3,798)	(4,855)
Weighted Average Amortization Period in Years	14 years	14 years
Customer/contract-related
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3,340	2,340
Accumulated Amortization	(3,215)	(1,526)
Weighted Average Amortization Period in Years	1 year	2 years
Patents
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3,012	4,616
Accumulated Amortization	(1,634)	(1,372)
Weighted Average Amortization Period in Years	15 years	12 years
Software and licenses
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,747	1,289
Accumulated Amortization	(919)	(286)
Weighted Average Amortization Period in Years	3 years	3 years
Non-competition agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	680	705
Accumulated Amortization	(255)	(165)
Weighted Average Amortization Period in Years	6 years	6 years
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,600	1,160
Accumulated Amortization	$ (726)	$ (590)
Weighted Average Amortization Period in Years	21 years	24 years